JUDICIAL DEPOSITS AND GARNISHMENTS	12 Months Ended
Dec. 31, 2020
JUDICIAL DEPOSITS AND GARNISHMENTS
JUDICIAL DEPOSITS AND GARNISHMENTS

9)  JUDICIAL DEPOSITS AND GARNISHMENTS

When granted suspension of tax liability, judicial deposits, are required to be made by law to enable claims discussions to proceed.

Judicial deposits are recorded at historical cost-plus legal indexation/interest accruals.

	12.31.20	12.31.19
Judicial deposits
Tax	1,453,939	2,007,074
Civil	951,905	1,049,922
Labor	241,455	316,009
Regulatory	266,647	261,005
Total	2,913,946	3,634,010
Garnishments	30,432	36,875
Total	2,944,378	3,670,885

Current	177,433	277,468
Non-current	2,766,945	3,393,417

The table below presents the classified balances on December 31, 2020 and 2019 of the tax judicial deposits (classified by tax).

Tax	12.31.20	12.31.19
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)	92,849	575,426
Universal Telecommunication Services Fund (FUST)	525,563	518,372
State Value-Added Tax (ICMS)	331,086	269,483
Social Contribution Tax for Intervention in the Economic Order (CIDE)	289,924	286,270
Social Security, work accident insurance (SAT) and funds to third parties (INSS)	18,880	140,186
Withholding Income Tax (IRRF)	58,300	57,142
Telecommunications Inspection Fund (FISTEL)	46,830	46,167
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)	33,540	34,983
Other taxes, charges and contributions	56,967	79,045
Total	1,453,939	2,007,074

A brief description of the main tax-related judicial deposits is as follows:

•	Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)

The Company is involved in disputes related to: (i) debts stemming from offsetting of IRPJ and CSLL overpayments not recognized by the Brazilian IRS; (ii) requirement of IRPJ estimates and lack of payment of debts in the Integrated System of Economic and Tax Information (SIEF); and (iii) underpaid IRPJ amounts.

On July 13, 2020, the 2nd Federal Court of Maringá - PR issued an order determining the transfer to the Company of the judicial deposit made by the former GVT, referring to the tax use of goodwill generated in operations to incorporate subsidiaries, in the updated amount of R$490,603, which was deposited in favor of the Company on July 20, 2020.

•	Universal Telecommunication Services Fund (FUST)

The Company and/or its subsidiaries filed an injunction in order to represent its right not to include expenses with interconnection and industrial use of dedicated line in the FUST tax base, according to Abridgment No. 7, of December 15, 2005, as it does not comply with the provisions contained in the sole paragraph of article 6 of Law No. 9998/00. The amounts related to these expenses are deposited.

•	State Value-Added Tax (ICMS)

The Company is party to legal proceedings related to: (i) ICMS on exempt or non-taxable transactions; (ii) ICMS not levied on communication in default; (iii) fine for late voluntary payment of ICMS; (iv) ICMS supposedly levied on access, adhesion, activation, availability and use of supplementary services and additional facilities; (v) right to tax credit from the acquisition of goods for fixed assets and electric energy; (vi) ICMS on activation cards for pre-paid services; (vii) assignment of payment of ICMS relating to a  portion of pay TV operations.

•	Social Contribution Tax for Intervention in the Economic Order (CIDE)

The Company is party to legal proceedings for the exemption of CIDE levied on offshore remittances of funds arising from agreements for the transfer of technology, brand and software licensing etc.